Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]
20.    INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2018 and 2019 are as follows:

	2018	2019
	(in billions)
Net revenues	¥2,258	¥2,203
Total non-interest expenses	1,601	1,593
Income from continuing operations before income taxes	657	610
Net income applicable to Morgan Stanley	502	475